Other operating income	12 Months Ended
Dec. 31, 2017
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Other operating income

D.25. Other operating income

Other operating income totaled €237 million in 2017, versus €355 million in 2016 and €254 million in 2015.

This line item includes income arising under alliance agreements in the Pharmaceuticals segment (€7 million in 2017, versus €191 million in 2016 and €59 million in 2015). In particular, it includes amounts arising under the agreement with Regeneron, which represented a loss of €12 million in 2017 versus a gain of €141 million in 2016. This reflects Regeneron’s share of profits/losses from the commercialization of antibodies, amounting to €385 million in 2017 (€419 million in 2016), net of the commercialization-related expenses incurred by Regeneron of €397 million in 2017 (€278 million in 2016).

Other operating income also includes net operating foreign exchange gains and losses (see Note B.16.1.), which represented net losses of €80 million in 2017, €146 million in 2016 and €98 million in 2015; gains from disposals relating to ongoing operations (€90 million in 2017, €40 million in 2016 and €146 million in 2015); and (in 2017) payments received on an out-of-court settlement of litigation and (in 2016) €192 million received under arbitration settlements of contractual disputes.